BALANCE SHEET - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 09, 2020	Jun. 09, 2020
Current assets
Cash	$ 591,130	$ 1,034,163
Prepaid expenses	164,058	149,727
Total Current Assets	755,188	1,183,890
Cash and cash equivalents held in Trust Account	115,003,881	115,002,152
Total Assets	115,759,069	116,186,042
Current liabilities
Accounts payable and accrued expenses	1,605,439	146,558
Total Current Liabilities	1,605,439	146,558
Warrant liability	13,045,299	4,525,250	$ 1,825,433	$ 5,598,227
Deferred underwriting fee payable	4,025,000	4,025,000		4,025,000
Total Liabilities	18,675,738	8,696,808	5,938,775	5,598,227
Commitments and Contingencies
Class A common stock subject to possible redemption, 10,248,923 shares at $10.00 per share	92,083,330	102,489,230
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock		166	137	133
Additional paid-in capital	18,991,736	8,585,940	5,674,272	5,227,183
Accumulated deficit	(13,992,293)	(3,586,390)	$ (674,687)	$ (227,601)
Total Stockholders' Equity	5,000,001	5,000,004			$ 0
Total Liabilities and Stockholders' Equity	115,759,069	116,186,042
Class A common stock
Stockholders' Equity
Common stock	270	166
Class B common stock
Stockholders' Equity
Common stock	$ 288	$ 288